Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 8,507	$ 9,183	$ 8,251
Right-of-use assets	942	988	666
Goodwill	19,820	19,997	11,845
Intangible assets	39,307	42,387	20,947
Investments in associates and joint ventures	76	69	39
Other investments	1,066	1,168	1,108
Derivative financial instruments	74	102	171
Other receivables	835	895	720
Deferred tax assets	3,263	4,330	3,438
Total non-current assets	73,890	79,119	47,185
Current assets
Inventories	4,699	8,983	4,024
Trade and other receivables	10,521	9,644	7,022
Other investments	239	69	160
Derivative financial instruments	87	83	142
Intangible assets		105
Income tax receivable	731	663	364
Cash and cash equivalents	6,166	6,329	7,832
Assets held for sale	150	368	0
Total current assets	22,593	26,244	19,544
Total assets	96,483	105,363	66,729
Current liabilities
Interest-bearing loans and borrowings	(5,314)	(1,660)	(2,194)
Lease liabilities	(228)	(233)	(192)
Trade and other payables	(19,040)	(18,938)	(15,785)
Derivative financial instruments	(93)	(79)	(33)
Provisions	(722)	(768)	(976)
Income tax payable	(896)	(916)	(1,127)
Current liabilities	(26,293)	(22,594)	(20,307)
Non-current liabilities
Interest-bearing loans and borrowings	(22,965)	(28,134)	(17,505)
Lease liabilities	(725)	(754)	(489)
Derivative financial instruments	(164)	(45)	(2)
Deferred tax liabilities	(2,944)	(6,206)	(2,918)
Retirement benefit obligations	(1,168)	(2,454)	(3,202)
Provisions	(896)	(956)	(584)
Other payables	(4,270)	(4,933)	(6,084)
Total non-current liabilities	(33,132)	(43,482)	(30,784)
Total liabilities	(59,425)	(66,076)	(51,091)
Net assets	37,058	39,287	15,638
Equity
Share capital	387	387	328
Share premium account	35,155	35,126	7,971
Capital redemption reserve	153	153	153
Merger reserve	448	448	448
Other reserves	1,468	1,444	1,423
Retained earnings	(574)	1,710	5,299
Total equity attributable to owners of parent	37,037	39,268	15,622
Non-controlling interests	21	19	16
Total equity	$ 37,058	$ 39,287	$ 15,638